Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Significant Accounting Policies [Abstract]
Basis of Quarterly Presentation

Basis of Quarterly Presentation

The accompanying Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States, or GAAP, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, it does not include all of the information and footnotes required by GAAP for complete financial statements. In management’s opinion, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. The 2015 operating results for the period presented are not necessarily indicative of the results that may be expected for the year ending December 31, 2015. These Condensed Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014. The Condensed Consolidated Balance Sheet at December 31, 2014 has been derived from the audited Consolidated Financial Statements at that date, but does not include all the information and footnotes required by GAAP for complete financial statements.

Reclassification

Reclassification

Certain prior year balances have been reclassified to conform with the current year presentation for assets classified as discontinued operations. Certain reclassifications were made to the Consolidated Balance Sheets, Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income (Loss) and footnote disclosures for all periods presented to reflect held for sale and discontinued operations as of December 31, 2014.

Principles of Consolidation

Principles of Consolidation

The Condensed Consolidated Financial Statements include the Company’s accounts and those of the Company’s subsidiaries that are wholly-owned or controlled by the Company, or entities which are variable interest entities, or VIEs, in which the Company is the primary beneficiary. The primary beneficiary is the party that absorbs a majority of the VIE’s anticipated losses and/or a majority of the expected returns. The Company has evaluated its investments for potential classification as variable interests by evaluating the sufficiency of each entity’s equity investment at risk to absorb losses.

Entities which the Company does not control and are considered VIEs, but where the Company is not the primary beneficiary, are accounted for under the equity method. All significant intercompany balances and transactions have been eliminated.

Principles of Consolidation

The Consolidated Financial Statements include the Company’s accounts and those of the Company’s subsidiaries which are wholly-owned or controlled by the Company, or entities which are variable interest entities, or VIEs, in which the Company is the primary beneficiary. The primary beneficiary is the party that absorbs a majority of the VIE’s anticipated losses and/or a majority of the expected returns. The Company has evaluated its investments for potential classification as variable interests by evaluating the sufficiency of each entity’s equity investment at risk to absorb losses.

Entities which the Company does not control and are considered VIEs, but where the Company is not the primary beneficiary, are accounted for under the equity method. All significant intercompany balances and transactions have been eliminated. The equity interests of other limited partners in the Operating Partnership are reflected as noncontrolling interest.

Real Estate Investments

Real Estate Investments

The Company records acquired real estate investments as business combinations when the real estate is occupied, at least in part, at acquisition. Costs directly related to the acquisition of such investments are expensed as incurred. The Company allocates the purchase price of real estate to land, building, improvements and intangibles, such as the value of above- and below-market leases and origination costs associated with the in-place leases at the acquisition date. The values of the above- and below-market leases are amortized and recorded as either an increase in the case of below-market leases or a decrease in the case of above-market leases to rental revenue over the remaining term of the associated lease. The values associated with in-place leases are amortized to depreciation and amortization expense over the remaining term of the associated lease.

The Company assesses the fair value of the leases at acquisition based upon estimated cash flow projections that utilize appropriate discount rates and available market information. Estimates of future cash flows are based on a number of factors including the historical operating results, known trends, and market/economic conditions that may affect the property. To the extent acquired leases contain fixed rate renewal options that are below-market and determined to be material, the Company amortizes such below-market lease value into rental revenue over the renewal period. Additionally, for transactions that are business combinations, the Company evaluates the existence of goodwill or a gain from a bargain purchase at the time of acquisition.

Acquired real estate investments that do not meet the definition of a business combination are recorded at cost. Acquired real estate investments which are under construction are considered build-to-suit transactions and are also recorded at cost. In build-to-suit transactions, the Company engages a developer to construct a property or provides funds to a tenant to develop a property. The Company capitalizes the funds provided to the developer/tenant and the internal costs of interest and real estate taxes, if applicable, during the construction period.

Certain improvements are capitalized when they are determined to increase the useful life of the building. Depreciation is computed using the straight-line method over the shorter of the estimated useful life at acquisition of the capitalized item or 40 years for buildings, five to ten years for building equipment and fixtures, and the lesser of the useful life or the remaining lease term for tenant improvements and leasehold interests. Maintenance and repair expenditures are charged to expense as incurred.

The Company also reviews the recoverability of a property’s carrying value when circumstances indicate there may be a possible impairment. The review of recoverability is based on an estimate of the future undiscounted cash flows, excluding interest charges and takes into account factors such as changes in strategy resulting in an increased or decreased holding period, expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If management determines it will be unable to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used and for assets held for sale, an impairment loss is recorded to the extent that the carrying value exceeds the fair value less estimated cost to dispose. These assessments are recorded in the Condensed Consolidated Statements of Operations in the period the determination is made. The estimated fair value of the asset becomes its new cost basis. For a depreciable long-lived asset to be held and used, the new cost basis will be depreciated or amortized over the remaining useful life of that asset. The Company recorded impairment charges of $0 and $149 during the three and nine months ended September 30, 2015, respectively, on one property that was sold during the nine months ended September 30, 2015, and no impairment charges during the three and nine months ended September 30, 2014.

Real Estate Investments

The Company records acquired real estate investments as business combinations when the real estate is occupied, at least in part, at acquisition. Costs directly related to the acquisition of such investments are expensed as incurred. The Company allocates the purchase price of real estate to land, building, improvements and intangibles, such as the value of above- and below-market leases, and origination costs associated with the in-place leases at the acquisition date. The values of the above- and below-market leases are amortized and recorded as either an increase, in the case of below-market leases, or a decrease, in the case of above-market leases, to rental revenue over the remaining term of the associated lease. The values associated with in-place leases are amortized to depreciation and amortization expense over the remaining term of the associated lease.

The Company assesses the fair value of the leases at acquisition based upon estimated cash flow projections that utilize appropriate discount and available market information. Estimates of future cash flows are based on a number of factors including the historical operating results, known trends, and market/economic conditions that may affect the property. To the extent acquired leases contain fixed rate renewal options that are below-market and determined to be material, the Company amortizes such below-market lease value into rental revenue over the renewal period. Additionally, for transactions that are business combinations, the Company evaluates the existence of goodwill or a gain from a bargain purchase at the time of acquisition.

Acquired real estate investments involving sale-leasebacks that have newly-originated leases are recorded as asset acquisitions and accordingly, transaction costs incurred in connection with the acquisition are capitalized. Acquired real estate investments which are under construction are considered build-to-suit transactions and other acquired real estate investments that do not meet the definition of a business combination are recorded at cost. In build-to-suit transactions, the Company engages a developer to construct a property or provide funds to a tenant to develop a property. The Company capitalizes the funds provided to the developer/tenant and real estate taxes, if applicable, during the construction period.

Certain improvements are capitalized when they are determined to increase the useful life of the building. Depreciation is computed using the straight-line method over the shorter of the estimated useful life at acquisition of the capitalized item or 40 years for buildings, five to ten years for building equipment and fixtures, and the lesser of the useful life or the remaining lease term for tenant improvements and leasehold interests. Maintenance and repair expenditures are charged to expense as incurred.

In leasing space, the Company may provide funding to the lessee through a tenant allowance. In accounting for tenant allowances, the Company determines whether the allowance represents funding for the construction of leasehold improvements and evaluates the ownership of such improvements. If the Company is considered the owner of the leasehold improvements, the Company capitalizes the amount of the tenant allowance and depreciates it over the shorter of the useful life of the leasehold improvements or the lease term. If the tenant allowance represents a payment for a purpose other than funding leasehold improvements, or in the event the Company is not considered the owner of the improvements for accounting purposes, the allowance is considered to be a lease incentive and is recognized over the lease term as a reduction of rental revenue. Factors considered during this evaluation usually include (i) who holds legal title to the improvements, (ii) evidentiary requirements concerning the spending of the tenant allowance, and (iii) other controlling rights provided by the lease agreement (e.g. unilateral control of the tenant space during the build-out process). Determination of the accounting for a tenant allowance is made on a case-by-case basis, considering the facts and circumstances of the individual tenant lease.

The Company also reviews the recoverability of the property’s carrying value when circumstances indicate a possible impairment of the value of a property. The review of recoverability is based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates consider factors such as changes in strategy resulting in an increased or decreased holding period, expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If management determines impairment exists due to the inability to recover the carrying value of a property, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property for properties to be held and used and for assets held for sale, an impairment loss is recorded to the extent that the carrying value exceeds the fair value less estimated cost of disposal. These assessments are recorded as an impairment loss in the Consolidated Statements of Operations in the period the determination is made. The estimated fair value of the asset becomes its new cost basis. For a depreciable long-lived asset to be held and used, the new cost basis will be depreciated or amortized over the remaining useful life of that asset.

Joint Ventures and Equity Investments

Joint Ventures and Equity Investments

The Company accounts for its investments in joint ventures and equity investments under the equity method of accounting since it exercises significant influence, but does not unilaterally control the entities, and is not considered to be the primary beneficiary. In a joint venture, the rights of the other investors are protective and participating. Unless the Company is determined to be the primary beneficiary, these rights preclude it from consolidating the investment. The investment is recorded initially at cost as an investment in joint venture or equity investment, and subsequently is adjusted for equity interest in net income (loss) and cash contributions and distributions. The amount of the investment on the Condensed Consolidated Balance Sheets is evaluated for impairment at each reporting period. None of the joint venture or equity investment debt is recourse to the Company. As of September 30, 2015 and December 31, 2014, the Company had equity investments of $13,928 and $0 in unconsolidated joint ventures and equity investments, respectively.

On June 9, 2014, the Company acquired from its joint venture partner the remaining 50% equity interest in its 67 property portfolio leased primarily to Bank of America, N.A., or the Bank of America Portfolio, and as of the acquisition date, the Company has consolidated the Bank of America Portfolio.

Joint Ventures and Equity Investments

The Company accounts for joint ventures and equity investments under the equity method of accounting since it exercises significant influence, but does not unilaterally control the entities, and is not considered to be the primary beneficiary. In joint ventures and equity investments, the rights of the other investors are protective and participating. Unless the Company is determined to be the primary beneficiary, these rights preclude it from consolidating the investments. The investments are recorded initially at cost as joint venture and equity investments, as applicable, and subsequently are adjusted for equity interest in net income (loss) and cash contributions and distributions. The amount of the investments on the Consolidated Balance Sheets is evaluated for impairment at each reporting period. None of the joint venture or equity investment debt is recourse to the Company. Carrying values of the Company’s joint venture and equity investments are $0 and $39,385 at December 31, 2014 and December 31, 2013, respectively.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Restricted Cash

Restricted Cash

The Company had restricted cash of $9,128 and $1,244 at September 30, 2015 and December 31, 2014, respectively, which primarily consisted of reserves for certain capital improvements, leasing, interest and real estate tax and insurance payments as required by certain mortgage loan obligations.

Restricted Cash

The Company has restricted cash of $1,244 and $179 at December 31, 2014 and December 31, 2013, respectively, which primarily consists of reserves for certain capital improvements, leasing, interest and real estate tax and insurance payments as required by certain mortgage loan obligations.

Variable Interest Entities, Consolidated and Unconsolidated

Variable Interest Entities

The Company had one consolidated VIE as of September 30, 2015 and December 31, 2014. The Company had four unconsolidated VIEs as of September 30, 2015 and December 31, 2014. The following is a summary of the Company’s involvement with VIEs as of September 30, 2015:

	Company carrying value-assets	Company carrying value-liabilities	Face value of assets held by the VIEs	Face value of liabilities issued by the VIEs
Assets
Consolidated VIEs
European Fund Manager	$330	$21	$330	$21
Unconsolidated VIEs
European Fund Carry Co.	$-	$-	$11	$12
Retained CDO Bonds	$11,568	$-	$1,425,914	$1,317,815

The following is a summary of the Company’s involvement with VIEs as of December 31, 2014:

	Company carrying value-assets	Company carrying value-liabilities	Face value of assets held by the VIEs	Face value of liabilities issued by the VIEs
Assets
Consolidated VIEs
European Fund Manager	$-	$-	$-	$-
Unconsolidated VIEs
European Fund Carry Co.	$-	$-	$-	$-
Retained CDO Bonds	$4,293	$-	$1,691,854	$1,547,693

Consolidated VIEs

Gramercy Europe Asset Management (European Fund Manager)

In connection with the Company’s December 2014 investment in the Gramercy European Property Fund, the Company acquired equity interests in the entity, hereinafter European Fund Manager, which provides investment and asset management services to the Gramercy European Property Fund. The Company has determined that European Fund Manager is a VIE, as the equity holders of that entity do not have controlling financial interests and the obligation to absorb losses. As the Company controls the activities that most significantly affect the economic outcome of European Fund Manager, the Company has concluded that it is that entity’s primary beneficiary and has consolidated the VIE.

European Fund Manager is expected to generate net cash inflows for the Company in the form of management fees in the future, however, if the VIE’s cash inflows are not sufficient to cover its obligations, the Company may provide financial support for the VIE.

Unconsolidated VIEs

Gramercy Europe Asset Management (European Fund Carry Co.)

In connection with the Company’s December 2014 investment in the Gramercy European Property Fund, the Company acquired equity interests in the entity, hereinafter European Fund Carry Co., entitled to receive certain preferential distributions, if any, made from time-to-time by the Gramercy European Property Fund. The Company has determined that European Fund Carry Co. is a VIE, as the equity holders of that entity do not have controlling financial interests and the obligation to absorb losses. Decisions that most significantly affect the economic performance of European Fund Carry Co. are decided by a majority vote of that VIE’s shareholders. As such, the Company does not have a controlling financial interest in the VIE and has accounted for it as an equity investment.

Investment in Retained CDO Bonds

The Retained CDO Bonds are non-investment grade subordinate bonds, preferred shares and ordinary shares of three collateralized debt obligations, or CDOs, which the Company recognized subsequent to the disposal of its Gramercy Finance segment, or Gramercy Finance, and exit from the commercial real estate finance business in March 2013. The Company is not obligated to provide any financial support to these CDOs. The Company’s maximum exposure to loss is limited to its interest in the Retained CDO Bonds and the Company does not control the activities that most significantly impact the VIEs’ economic performance.

Variable Interest Entities

The Company has one consolidated VIE as of December 31, 2014 and no consolidated VIEs as of December 31, 2013. The Company has four unconsolidated VIEs as of December 31, 2014 and three unconsolidated VIEs as of December 31, 2013. The following is a summary of the Company’s involvement with consolidated VIEs and unconsolidated VIEs as of December 31, 2014:

	Company	Company	Face value of	Face value of
	carrying	carrying	of assets held	of liabilities issued
	value-assets	value-liabilities	by the VIEs	by the VIEs
Assets
Consolidated VIEs
Gramercy Europe Asset Management (European Fund Manager)	$-	$-	$-	$-
Unconsolidated VIEs
Gramercy Europe Asset Management (European Fund Carry Co.)	$-	$-	$-	$-
Retained CDO Bonds	$4,293	$-	$1,691,854	$1,547,693

The following is a summary of the Company’s involvement with VIEs as of December 31, 2013:

	Company	Company	Face value of	Face value of
	carrying	carrying	of assets held	of liabilities issued
	value-assets	value-liabilities	by the VIEs	by the VIEs
Assets
Unconsolidated VIEs
Retained CDO Bonds	$6,762	$-	$2,156,218	$1,948,901

Consolidated VIEs

Gramercy Europe Asset Management (European Fund Manager)

In connection with the Company’s December 2014 investment in the Gramercy European Property Fund, the Company acquired equity interests in the entity, hereinafter European Fund Manager, which provides investment and asset management services to Gramercy European Property Fund. The Company has determined that European Fund Manager is a VIE, as the equity holders of that entity do not have controlling financial interests and the obligation to absorb losses. As Gramercy Europe Asset Management, through an investment advisory agreement with the VIE, controls the activities that most significantly affect the economic outcome of European Fund Manager, the Company has concluded that it is that entity’s primary beneficiary and has consolidated the VIE.

       As of December 31, 2014, European Fund Manager has no assets or liabilities. European Fund Manager is expected to generate net cash inflows for the Company in the form of management fees in the future, however, if the VIE’s cash inflows are not sufficient to cover its obligations, the Company may provide financial support for the VIE.

Collateralized Debt Obligations

On March 15, 2013, as a result of the disposal of the Gramercy Finance segment as more fully described in Note 1, the Company deconsolidated three VIEs, which represented the three CDOs that the Company previously managed as part of its Finance business. The Company was the collateral manager of the three CDOs and in its capacity as collateral manager the Company made decisions related to the collateral that most significantly impacted the economic outcome of the CDOs, which was the basis upon which the Company concluded that it was the primary beneficiary of the CDOs as of December 31, 2012. In connection with the disposal of Gramercy Finance, the Company transferred the collateral management and sub-special servicing agreements for its three CDOs to CWCapital, thereby removing the Company as the collateral manager and its ability to make any and all decisions related to the collateral, including those that would most significantly impact the economic outcome of the CDOs. As of March 15, 2013, the Company had no continuing involvement with the collateral to the CDOs, and as a result, the Company determined that it was no longer the primary beneficiary of the CDOs, and therefore deconsolidated the CDOs.

The Company has retained its subordinate debt and equity ownership, or the Retained CDO Bonds, in the CDOs, which were previously eliminated in consolidation and were not sold as part of the disposal of Gramercy Finance. The Retained CDO Bonds may provide the potential for the Company to receive continuing cash flows in the future, however, there is no guarantee that the Company will realize any proceeds from the Retained CDO Bonds, or what the timing of these proceeds might be. These interests have been recognized at fair value as the Retained CDO Bonds on the Consolidated Balance Sheets. For further discussion of the measurement of fair value of the Retained CDO Bonds see Note 10.

Unconsolidated VIEs

Gramercy Europe Asset Management (European Fund Carry Co.)

        In connection with the Company’s December 2014 investment in the Gramercy European Property Fund, the Company acquired equity interests in the entity, hereinafter European Fund Carry Co., entitled to receive certain preferential distributions, if any, made from time-to-time by Gramercy European Property Fund. The Company has determined that European Fund Carry Co. is a VIE, as the equity holders of that entity do not have controlling financial interests and the obligation to absorb losses.  Decisions that most significantly affect the economic performance of European Fund Carry Co. are decided by a majority vote of that VIE’s shareholders. As such, the Company does not have a controlling financial interest in the VIE and has accounted for it as an equity investment.

        As of December 31, 2014, European Fund Carry Co. has no assets or liabilities.

Investment in Retained CDO Bonds

As further discussed above, on March 15, 2013, the Company recognized an asset in Retained CDO Bonds in connection with the disposal of the Gramercy Finance segment. The Company is not obligated to provide any financial support to these CDOs. The Company’s maximum exposure to loss is limited to its interest in the Retained CDO Bonds and the Company does not control the activities that most significantly impact the VIEs’ economic performance.

Assets Held For Sale

Assets Held For Sale

As of September 30, 2015 and December 31, 2014, the Company had no assets classified as held for sale. Real estate investments to be disposed of are reported at the lower of carrying amount or estimated fair value, less costs to sell. Once an asset is classified as held for sale, depreciation expense is no longer recorded.

Assets Held for Sale

As of December 31, 2014 and December 31, 2013, the Company had no assets classified as held for sale.

Real estate investments to be disposed of are reported at the lower of carrying amount or estimated fair value, less costs to sell. The Company recorded impairment charges of $0,  $0, and $35,043 during the years ended December 31, 2014, 2013 and 2012, respectively, related to real estate investments within discontinued operations.

Tenant and Other Receivables

Tenant and Other Receivables

Tenant and other receivables are derived from management fees, rental revenue and tenant reimbursements.

Management fees, including incentive management fees, are recognized as earned in accordance with the terms of the management agreements. The management agreements may contain provisions for fees related to dispositions, administration of the assets including fees related to accounting, valuation and legal services, and management of capital improvements or projects on the underlying assets.

Rental revenue is recorded on a straight-line basis over the initial term of the lease. Since many leases provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that will only be received if the tenant makes all rent payments required through the expiration of the initial term of the lease. Tenant and other receivables also include receivables related to tenant reimbursements for common area maintenance expenses and certain other recoverable expenses that are recognized as revenue in the period in which the related expenses are incurred.

Tenant and other receivables are recorded net of the allowances for doubtful accounts, which as of September 30, 2015 and December 31, 2014 were $56 and $188, respectively. The Company continually reviews receivables related to rent, tenant reimbursements, management fees, including incentive fees, and unbilled rent receivables and determines collectability by taking into consideration the tenant or asset management clients’ payment history, the financial condition of the tenant or asset management client, business conditions in the industry in which the tenant or asset management client operates and economic conditions in the area in which the property or asset management client is located. In the event that the collectability of a receivable is in doubt, the Company increases the allowance for doubtful accounts or records a direct write-off of the receivable.

Tenant and Other Receivables

Tenant and other receivables are derived from management fees, rental revenue and tenant reimbursements.

Management fees, including incentive management fees, are recognized as earned in accordance with the terms of the management agreements. The management agreements may contain provisions for fees related to dispositions, administration of the assets including fees related to accounting, valuation and legal services, and management of capital improvements or projects on the underlying assets.

Rental revenue is recorded on a straight-line basis over the initial term of the lease. Since many leases provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that will only be received if the tenant makes all rent payments required through the expiration of the initial term of the lease. Tenant and other receivables also include receivables related to tenant reimbursements for common area maintenance expenses and certain other recoverable expenses that are recognized as revenue in the period in which the related expenses are incurred.

Tenant and other receivables are recorded net of the allowances for doubtful accounts, which as of December 31, 2014 and December 31, 2013 were $188 and $449, respectively. The Company continually reviews receivables related to rent, tenant reimbursements, and management fees, including incentive fees, and determines collectability by taking into consideration the tenant or asset management clients’ payment history, the financial condition of the tenant or asset management client, business conditions in the industry in which the tenant or asset management client operates and economic conditions in the area in which the property or asset management client is located. In the event that the collectability of a receivable is in doubt, the Company increases the allowance for doubtful accounts or records a direct write-off of the receivable.

Servicing Advances Receivable

Servicing Advances Receivable

Servicing advances receivable is comprised of the accrual for the reimbursement of servicing advances recognized as part of the disposal of Gramercy Finance in March 2013. The accrual for reimbursement of servicing advances incurred while the Company was the collateral manager of the CDOs includes expenses such as legal fees incurred to negotiate modifications and foreclosures on loan investments, professional fees incurred on certain loans, or fees for services such as appraisals obtained on real estate properties that served as collateral for loan investments. These reimbursement proceeds will be realized when the related assets within the CDOs are liquidated in accordance with the terms of the collateral management and sub-special servicing agreements, which were sold in connection with the disposal of Gramercy Finance. The Company has no control over the timing of the resolution of the related assets, however, the Company earns accrued interest at the prime rate for the time that these reimbursements are outstanding. For the years ended December 31, 2014 and December 31, 2013, the Company received reimbursements of $7,428 and $6,055, respectively. As of December 31, 2014 and December 31, 2013, the servicing advances receivable is $1,485 and $8,758, respectively.

The Company reviews the servicing advances receivable on a quarterly basis and determines collectability by reviewing the expected resolution and timing of the underlying assets of the CDOs. As of December 31, 2014, the Company has reviewed the outstanding servicing advances and has determined that all amounts are collectible.

Retained CDO Bonds

Retained CDO Bonds

The Retained CDO Bonds are non-investment grade subordinate bonds, preferred shares and ordinary shares of three CDOs, which the Company recognized at fair value and retained in March 2013 subsequent to the disposal of Gramercy Finance. Management estimated the timing and amount of cash flows expected to be collected and recognized an investment in the Retained CDO Bonds equal to the net present value of these discounted cash flows. There is no guarantee that the Company will realize any proceeds from this investment, or what the timing of investment income will be for the expected remaining life of the Retained CDO Bonds. The Company considers these investments to be not of high credit quality and does not expect a full recovery of interest and principal. Therefore, the Company has suspended interest income accruals on these investments. On a quarterly basis, the Company evaluates the Retained CDO Bonds to determine whether significant changes in estimated cash flows or unrealized losses on these investments, if any, reflect a decline in value which is other-than-temporary. If there is a decrease in estimated cash flows and the investment is in an unrealized loss position, the Company will record an other-than-temporary impairment in the Consolidated Statements of Operations. To determine the component of the other-than-temporary impairment related to expected credit losses, the Company compares the amortized cost basis of the Retained CDO Bonds to the present value of the revised expected cash flows, discounted using the pre-impairment yield. Conversely, if the security is in an unrealized gain position and there is a decrease or significant increase in expected cash flows, the Company will prospectively adjust the yield using the effective yield method.

For the years ended December 31, 2014 and December 31, 2013, the Company recognized other-than-temporary impairment, or OTTI, of $4,816 and $2,002, respectively, on its Retained CDO Bonds. The Company’s Retained CDO Bonds have been in an unrealized loss position for more than twelve months. A summary of the Company’s Retained CDO Bonds as of December 31, 2014 is as follows:

Description	Number of Securities	Face Value	Amortized Cost	Gross Unrealized Gain (Loss)	Other-than-temporary impairment	Fair Value	Weighted Average Expected Life
Available for Sale, Non-investment Grade:
Retained CDO Bonds	9	$365,399	$4,759	$(466)	$(4,816)	$4,293	4.8 years
Total	9	$365,399	$4,759	$(466)	$(4,816)	$4,293	4.8 years

The following table summarizes the activity related to credit losses on the Retained CDO Bonds for the year ended December 31, 2014:

Balance as of December 31, 2013 of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$2,002
Additions to credit losses:
On Retained CDO Bonds for which an OTTI was not previously recognized	-
On Retained CDO Bonds for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	4,816
On Retained CDO Bonds for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	-
Reduction for credit losses:	-
On Retained CDO Bonds for which no OTTI was recognized in other comprehensive income at current measurement date	-
On Retained CDO Bonds sold during the period	-
On Retained CDO Bonds charged off during the period	-
For increases in cash flows expected to be collected that are recognized over the remaining life of the Retained CDO Bonds	-
Balance as of December 31, 2014 of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$6,818

Valuation of Financial Instruments

Valuation of Financial Instruments

At September 30, 2015 and December 31, 2014, the Company measured its Retained CDO Bonds and derivative instruments on a recurring basis. ASC 820-10, “Fair Value Measurements and Disclosures,” among other things, establishes a hierarchical disclosure framework associated with the level of pricing observability utilized in measuring financial instruments at fair value. Considerable judgment is necessary to interpret market data and develop estimated fair values. Accordingly, fair values are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or an exit price. The level of pricing observability generally correlates to the degree of judgment utilized in measuring the fair value of financial instruments. The three broad levels defined are as follows:

Level I  — The types of financial instruments included in this category are highly liquid instruments with actively quoted prices.

Level II  — The nature of these financial instruments includes instruments for which quoted prices are available but traded less frequently and instruments that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III  — These financial instruments do not have active markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment and assumptions.

For a further discussion regarding the measurement of financial instruments see Note 9, “Fair Value of Financial Instruments.”

Valuation of Financial Instruments

At December 31, 2014 and December 31, 2013, the Company measured financial instruments, including Retained CDO Bonds and derivative instruments on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or an exit price.

ASC 820-10, “Fair Value Measurements and Disclosures,” among other things, establishes a hierarchical disclosure framework associated with the level of pricing observability utilized in measuring financial instruments at fair value. The level of pricing observability generally correlates to the degree of judgment utilized in measuring the fair value of financial instruments. The three broad levels defined are as follows:

Level I — This level is comprised of financial instruments that have quoted prices that are available in liquid markets for identical assets or liabilities.

Level II — This level is comprised of financial instruments for which quoted prices are available but which are traded less frequently and instruments that are measured at fair value using management’s judgment, where the inputs into the determination of fair value can be directly observed.

Level III — This level is comprised of financial instruments that have little to no pricing observability as of the reported date. These financial instruments do not have active markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment and assumptions. Instruments that are generally in this category include derivatives.

For a further discussion regarding the measurement of financial instruments see Note 10, “Fair Value of Financial Instruments.”

Intangible Assets and Liabilities

Intangible Assets and Liabilities

The Company follows the acquisition method of accounting for business combinations. The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their respective fair values. Tangible assets include land, buildings and improvements on an as-if vacant basis. The Company utilizes various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analyses and other methods. Identifiable intangible assets include amounts allocated to acquired leases for above- and below-market lease rates and the value of in-place leases. Management also considers information obtained about each property as a result of its pre-acquisition due diligence in estimating the fair value of the tangible and intangible assets and liabilities acquired.

Above-market and below-market lease values for properties acquired are recorded based on the present value, using a discount rate which reflects the risks associated with the leases acquired, of the difference between the contractual amount to be paid pursuant to each in-place lease and management’s estimate of the fair market lease rate for each such in-place lease, measured over a period equal to the remaining non-cancelable term of the lease. The above-market and below-market lease values are amortized as a reduction and increase, respectively, of rental revenue over the remaining non-cancelable terms of the lease.

The aggregate value of intangible assets related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as-if vacant. Factors considered by management in its analysis of the in-place lease intangibles include an estimate of carrying costs during the expected lease-up period for each property, taking into account current market conditions and costs to execute similar leases. Management also estimates costs to execute similar leases including leasing commissions and other related expenses. The value of in-place leases is amortized to depreciation and amortization expense over the lesser of the remaining non-cancelable term of the respective leases or the remaining depreciable life of the building.

Above-market and below-market ground rent values for properties acquired are recorded based on the present value, using a discount rate which reflects the risks associated with the ground leases assumed, of the difference between the contractual amount to be paid pursuant to each in-place ground lease and management’s estimate of the fair market lease rate for each such in-place ground lease, measured over a period equal to the remaining non-cancelable term of the lease. The above-market and below-market ground lease values are amortized as a reduction and increase, respectively, of rent expense over the remaining non-cancelable terms of the respective leases.

The Company recorded $9,808 and $27,947 of amortization of intangible assets as part of depreciation and amortization for the three and nine months ended September 30, 2015, respectively. The Company recorded $3,586 and $6,753 of amortization of intangible assets as part of depreciation and amortization for the three and nine months ended September 30, 2014, respectively.

The Company recorded $4,309 and $10,359 of amortization of intangible assets and liabilities as a net increase to rental revenue for the three and nine months ended September 30, 2015, respectively. The Company recorded $1,314 and $1,384 of amortization of intangible assets and liabilities as a net increase to rental revenue for the three and nine months ended September 30, 2014, respectively.

The Company recorded ($1) and ($41) of amortization of ground rent intangible assets and liabilities as part of other property operating expenses for the three and nine months ended September 30, 2015, respectively. The Company recorded $17 and $21 of amortization of ground rent intangible assets and liabilities as part of other property operating expenses for the three and nine months ended September 30, 2014, respectively.

Intangible assets and acquired lease obligations consist of the following:

	September 30, 2015	December 31, 2014
Intangible assets:
In-place leases, net of accumulated amortization of $40,132 and $13,581	$296,698	$181,426
Above-market leases, net of accumulated amortization of $3,977 and $1,520	24,292	14,380
Below-market ground rent, net of accumulated amortization of $122 and $67	3,431	4,425
Total intangible assets	$324,421	$200,231
Intangible liabilities:
Below-market leases, net of accumulated amortization of $14,523 and $3,932	$211,063	$51,853
Above-market ground rent, net of accumulated amortization of $125 and $29	3,546	1,973
Total intangible liabilities	$214,609	$53,826

The following table provides the weighted-average amortization period as of September 30, 2015 for intangible assets and liabilities and the projected amortization expense for the next five years.

	Weighted-Average Amortization Period	October 1 to December 31, 2015	2016	2017	2018	2019
In-place leases
Total to be included in depreciation and amortization expense	10.9	$10,726	$40,232	$36,497	$34,080	$30,049

Above-market lease assets	9.0	860	3,425	3,364	2,795	2,711
Below-market lease liabilities	21.5	(3,457)	(13,575)	(10,276)	(10,201)	(10,099)

Total to be included in rental revenue		$(2,597)	$(10,150)	$(6,912)	$(7,406)	$(7,388)

Below-market ground rent	37.4	23	92	92	92	92
Above-market ground rent	37.8	(23)	(94)	(94)	(94)	(94)

Total to be included in property operating expense		$-	$(2)	$(2)	$(2)	$(2)

Intangible Assets and Liabilities

The Company follows the acquisition method of accounting for business combinations. The Company allocates the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their respective fair values. Tangible assets include land, buildings and improvements on an as-if vacant basis. The Company utilizes various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analyses and other methods. Identifiable intangible assets include amounts allocated to acquired leases for above- and below-market lease rates and the value of in-place leases. Management also considers information obtained about each property as a result of its pre-acquisition due diligence in estimating the fair value of the tangible and intangible assets and liabilities acquired.

Above-market and below-market lease values for properties acquired are recorded based on the present value of the difference between the contractual amount to be paid pursuant to each in-place lease and management’s estimate of the fair market lease rate for each such in-place lease, measured over a period equal to the remaining non-cancelable term of the lease. The present value calculation utilizes a discount rate that reflects the risks associated with the leases acquired. The above-market lease values are amortized as a reduction of rental revenue over the remaining non-cancelable terms of the respective leases. The below-market lease values are amortized as an increase to rental revenue over the initial term of the respective leases. If a tenant terminates its lease prior to its contractual expiration and no future rental payments will be received, any unamortized balance of the market lease intangibles will be written off to rental revenue.

The aggregate value of intangible assets related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as-if vacant. Factors considered by management in its analysis of the in-place lease intangibles include an estimate of carrying costs during the expected lease-up period for each property taking into account current market conditions and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the anticipated lease-up period. Management also estimates costs to execute similar leases including leasing commissions and other related expenses. The value of in-place leases is amortized to depreciation and amortization expense over the remaining non-cancelable term of the respective leases. In no event does the amortization period for intangible assets exceed the remaining depreciable life of the building. If a tenant terminates its lease prior to its contractual expiration and no future rental payments will be received, any unamortized balance of the in-place lease intangible would be written off to depreciation and amortization expense.

Above-market and below-market ground rent intangibles are recorded for properties acquired in which the Company is the lessee pursuant to a ground lease assumed at acquisition. The above-market and below-market ground rent intangibles are recorded based on the present value of the difference between the contractual amount to be paid pursuant to each in-place ground lease and management’s estimate of the fair market lease rate for each such in-place ground lease, measured over a period equal to the remaining non-cancelable term of the lease. The present value calculation utilizes a discount rate that reflects the risks associated with the ground leases assumed. The above-market ground lease values are amortized as a reduction of rent expense over the remaining non-cancelable terms of the respective leases. The below-market ground lease values are amortized as an increase to rent expense over the initial term of the respective leases. If the Company terminates its lease prior to its contractual expiration and no future rent payments will be paid, any unamortized balance of the market lease intangibles will be written off to rent expense.

Intangible assets and acquired lease obligations consist of the following:

	December 31, 2014	December 31, 2013
Intangible assets:
In-place leases, net of accumulated amortization of $13,581 and $1,318	$181,426	$32,773
Above-market leases, net of accumulated amortization of $1,520 and $278	14,380	8,187
Below-market ground rent, net of accumulated amortization of $67 and $0	4,425	-
Total intangible assets	$200,231	$40,960
Intangible liabilities:
Below-market leases, net of accumulated amortization of $3,932 and $300	$51,853	$6,077
Above-market ground rent, net of accumulated amortization of $29 and $0	1,973	-
Total intangible liabilities	$53,826	$6,077

The following table provides the weighted-average amortization period as of December 31, 2014 for intangible assets and liabilities and the projected amortization expense for the next five years.

	Weighted-
	Average
	Amortization
	Period	2015	2016	2017	2018	2019
In-place leases	9.1	$23,047	$23,034	$22,192	$21,838	$20,124
Total to be included in depreciation and amortization expense		$23,047	$23,034	$22,192	$21,838	$20,124

Above-market lease assets	10.6	$1,578	$1,564	$1,555	$1,554	$1,346
Below-market lease liabilities	9.5	(5,867)	(5,867)	(5,863)	(5,808)	(5,732)

Total to be included in rental revenue		$(4,289)	$(4,303)	$(4,308)	$(4,254)	$(4,386)

Below-market ground rent	38.5	$119	$119	$119	$119	$119
Above-market ground rent	38.9	(51)	(51)	(51)	(51)	(51)

Total to be included in property operating expense		$68	$68	$68	$68	$68

The Company recorded $12,263,  $1,291 and $80 of amortization of intangible assets as part of depreciation and amortization, including $0,  $3 and $50 within discontinued operations for the years ended December 2014, 2013, and 2012, respectively. The Company recorded $2,390,  $(64), and $188 of amortization of intangible assets and liabilities as an increase (decrease) to rental revenue, including $0,  $(34) and $196 within discontinued operations for the years ended December 2014, 2013, and 2012, respectively. The Company recorded $38,  $0, and $0 of amortization of ground rent intangible assets and liabilities as an increase to other property operating expense, none of which was in discontinued operations for the years ended December 2014, 2013, and 2012, respectively.

Goodwill

Goodwill

Goodwill represents the fair value of the synergies expected to be achieved upon consummation of a business combination and is measured as the excess of consideration transferred over the net assets acquired at acquisition date. The Company initially recognized goodwill of $3,887 related to the acquisition of Gramercy Europe Asset Management, however during the second quarter of 2015, as a result of finalization of the purchase price allocation for the acquisition, the Company decreased the amount allocated to goodwill by $85 and thus the final purchase price allocation to goodwill as a result of the acquisition was $3,802. The adjustment to goodwill for the finalized purchase price was primarily related to a reduction in the contract intangible value as well as an increase in the accrued income recorded for incentive fees. The carrying value of goodwill is adjusted each reporting period for the effect of foreign currency translation adjustments. The carrying value of goodwill at September 30, 2015 and December 31, 2014 was $3,663 and $3,840, respectively. The Company’s goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company takes a qualitative approach to consider whether an impairment of goodwill exists prior to quantitatively determining the fair value of the reporting unit in step one of the impairment test. The Company has not recorded any impairment on its goodwill.

Goodwill

Goodwill represents the fair value of the synergies expected to be achieved upon consummation of a business combination and is measured as the excess of consideration transferred over the net assets acquired at acquisition date. The Company recognized goodwill of $3,887 related to the acquisition. The carrying value of goodwill is adjusted each reporting period for the effect of foreign currency translation adjustments. The carrying value of goodwill at December 31, 2014 is $3,840. The Company’s goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. The Company takes a qualitative approach to consider whether an impairment of goodwill exists prior to quantitatively determining the fair value of the reporting unit in step one of the impairment test. The Company did not record any impairment on its goodwill during 2014.

Deferred Costs

Deferred Costs

Deferred costs consist of deferred financing costs, deferred acquisition costs, and deferred leasing costs. Deferred costs are presented net of accumulated amortization.

The Company’s deferred financing costs are comprised of various costs associated with the Company’s financing arrangements. These costs include commitment fees, issuance costs, and legal and other third-party costs associated with obtaining financing, as well as fees related to loans assumed as part of real estate acquisitions. Deferred financing costs are amortized over the terms of the respective agreements and the amortization is reflected as interest expense. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financing transactions that do not close are expensed in the period in which it is determined that the financing will not close.

The Company’s deferred acquisition costs consist primarily of lease inducement fees paid to secure acquisitions and are amortized on a straight-line basis over the related lease term as a reduction from rental revenue.

The Company’s deferred leasing costs include direct costs, such as lease commissions, incurred to initiate and renew operating leases and are amortized on a straight-line basis over the related lease term.

Deferred Costs

Deferred costs consist of deferred financing costs, deferred acquisition costs, and deferred leasing costs. Deferred costs are presented net of accumulated amortization.

The Company’s deferred financing costs are comprised of various costs associated with the Company’s financing arrangements. These costs include commitment fees, issuance costs, and legal and other third-party costs associated with obtaining financing, as well as fees related to loans assumed as part of real estate acquisitions. Deferred financing costs are amortized over the terms of the respective agreements and the amortization is reflected as interest expense. Unamortized deferred financing costs are expensed when the associated debt is refinanced or repaid before maturity. Costs incurred in seeking financing transactions that do not close are expensed in the period in which it is determined that the financing will not close.

The Company’s deferred acquisition costs consist primarily of lease inducement fees paid to secure acquisitions and are amortized on a straight-line basis over the related lease term.

The Company’s deferred leasing costs include direct costs, such as lease commissions, incurred to initiate and renew operating leases and are amortized on a straight-line basis over the related lease term.

Other Assets

Other Assets

The Company makes payments for certain expenses such as insurance and property taxes in advance of the period in which it receives the benefit. These payments are classified as other assets and amortized over the respective period of benefit relating to the contractual arrangement. Other assets also includes deposits related to pending acquisitions and financing arrangements, as required by a seller or lender, respectively. Costs prepaid in connection with securing financing for a property are reclassified into deferred financing costs at the time the transaction is completed.

The Company capitalizes its costs of software purchased for internal use and once the software is placed into service, the costs are amortized into expense on a straight-line basis over the asset’s estimated useful life, which is generally three years. As of September 30, 2015 and December 31, 2014, the Company had $924 and $948 of unamortized computer software costs, respectively. The Company recorded amortization expense of $155 and $441 on capitalized software costs during the three and nine months ended September 30, 2015, respectively. The Company recorded amortization expense of $123 and $364 on capitalized software costs during the three and nine months ended September 30, 2014, respectively.

The following table provides the weighted-average amortization period as of September 30, 2015 for capitalized software and the projected amortization expense for the next five years.

	Weighted-Average Amortization Period	October 1 to December 31, 2015	2016	2017	2018	2019
Capitalized software costs	1.7	$157	$593	$142	$32	$-
Total to be included in depreciation and amortization expense		$157	$593	$142	$32	$-

Contracts assumed by the Company pursuant to a business combination, such as asset or property management contracts, are recorded at fair value at the time of acquisition. The Company determines the fair value of the contract intangible using a discounted cash flow analysis that considers the future cash flows projected from the contract as well as the term of the contract and any renewal or termination provisions. The present value calculation utilizes a discount rate that reflects the risks associated with the contract acquired. The value of the contract intangible is amortized on a straight-line basis over the expected remaining useful term of the contract. If the contract is terminated prior to its contractual expiration and no future payments will be received, any unamortized balance of the contract intangible would be written off to property management expense. As of September 30, 2015 and December 31, 2014, the Company had $127 and $480 of unamortized contract intangible assets, respectively. The Company recorded amortization expense of $12 and $36 related to the contract intangible during the three and nine months ended September 30, 2015, respectively. The Company recorded no amortization expense related to the contract intangible during the three and nine months ended September 30, 2014. Contract intangibles are recorded in other assets on the Company’s Condensed Consolidated Balance Sheets.

The following table provides the weighted-average amortization periods as of September 30, 2015 for contract intangible assets and the projected amortization expense for the next five years.

	Weighted-Average Amortization Period	October 1 to December 31, 2015	2016	2017	2018	2019
Contract intangible asset	2.8	$12	$46	$46	$23	$-
Total to be included in property management expense		$12	$46	$46	$23	$-

Other Assets

The Company makes payments for certain expenses such as insurance and property taxes in advance of the period in which it receives the benefit. These payments are classified as other assets and amortized over the respective period of benefit relating to the contractual arrangement. Other assets also includes deposits related to pending acquisitions and financing arrangements, as required by a seller or lender, respectively. Costs prepaid in connection with securing financing for a property are reclassified into deferred financing costs at the time the transaction is completed.

The Company capitalizes its costs of software purchased for internal use and once the software is placed into service, the costs are amortized into expense on a straight-line basis over the assets' estimated useful life, which is generally three years. During the years ended December 31, 2014 and 2013, the Company had $948 and $705 of unamortized computer software costs, respectively. The Company recorded amortization expense of $486,  $0, and $0 on capitalized software costs during the years ended December 31, 2014, 2013 and 2012.

The following table provides the weighted-average amortization period as of December 31, 2014 for capitalized software and the projected amortization expense for the next five years.

	Weighted-
	Average
	Amortization
	Period	2015	2016	2017	2018	2019
Capitalized software costs	1.9	$491	$454	$3	$-	$-
Total to be included in depreciation and amortization expense		$491	$454	$3	$-	$-

Contracts assumed by the Company pursuant to a business combination, such as asset or property management contracts, are recorded at fair value at the time of acquisition. The Company determines the fair value of the contract intangible using a discounted cash flow analysis that considers the future cash flows projected from the contract as well as the term of the contract and any renewal or termination provisions. The present value calculation utilizes a discount rate that reflects the risks associated with the contract acquired. The value of the contract intangible is amortized on a straight-line basis over the expected remaining useful term of the contract. If the contract is terminated prior to its contractual expiration and no future payments will be received, any unamortized balance of the contract intangible would be written off to depreciation and amortization expense. For the years ended December 31, 2014 and 2013, the Company had $480 and $0 of unamortized contract intangible assets, respectively. The Company recorded no amortization expense on contract intangible assets during the years ended December 31, 2014, 2013 or 2012. Contract intangibles are recorded in other assets on the Company’s Consolidated Balance Sheets.

The following table provides the weighted-average amortization periods as of December 31, 2014 for contract intangible assets and the projected amortization expense for the next five years.

	Weighted-
	Average
	Amortization
	Period	2015	2016	2017	2018	2019
Contract intangible asset	3.5	$137	$137	$137	$69	$-
Total to be included in depreciation and amortization expense		$137	$137	$137	$69	$-

Revenue Recognition

Revenue Recognition

Real Estate Investments

Rental revenue from leases on real estate investments is recognized on a straight-line basis over the term of the lease, regardless of when payments are contractually due. The excess of rental revenue recognized over the amounts contractually due according to the underlying leases are included in deferred revenue on the Condensed Consolidated Balance Sheets. For leases on properties that are under construction at the time of acquisition, the Company begins recognition of rental revenue upon completion of construction of the leased asset and delivery of the leased asset to the tenant.

The Company’s lease agreements with tenants also generally contain provisions that require tenants to reimburse the Company for real estate taxes, insurance costs, common area maintenance costs, and other property-related expenses. Under lease arrangements in which the Company is the primary obligor for these expenses, such amounts are recognized as both revenues and operating expenses for the Company. Under lease arrangements in which the tenant pays these expenses directly, such amounts are not included in revenues or expenses. These reimbursement amounts are recognized in the period in which the related expenses are incurred.

Investment income consists primarily of income accretion on the Company’s Retained CDO Bonds, which are measured at fair value on a quarterly basis using a discounted cash flow model. Other income includes interest income on servicing advances and interest income earned and reimbursed related to deposits the Company makes for real estate acquisitions. Interest income on servicing advances is recognized as it is earned and interest income on deposits made for pending acquisitions is recognized when the transaction closes.

The Company recognizes sales of real estate properties only upon closing. Payments received from purchasers prior to closing are recorded as deposits. Profit on real estate sold is recognized using the full accrual method upon closing when the collectability of the sale price is reasonably assured and the Company is not obligated to perform significant activities after the sale. Profit may be deferred in whole or part until the sale meets the requirements of profit recognition on sale of real estate.

Asset Management Business

The Company’s asset and property management agreements may contain provisions for fees related to dispositions, administration of the assets including fees related to accounting, valuation and legal services, and management of capital improvements or projects on the underlying assets. The Company recognizes revenue for fees pursuant to its management agreements in the period in which they are earned. Management fees received prior to the date earned are included in deferred revenue on the Condensed Consolidated Balance Sheets.

Certain of the Company’s asset management contracts include provisions that may allow it to earn additional fees, generally described as incentive fees or profit participation interests, based on the achievement of a targeted valuation of the managed assets or the achievement of a certain internal rate of return on the managed assets. The Company recognizes incentive fees on its asset management contracts based upon the amount that would be due pursuant to the contract, if the contract were terminated at the reporting date. If the contract may be terminated at will, revenue will only be recognized to the amount that would be due pursuant to that termination. If the incentive fee is a fixed amount, only a proportionate share of revenue is recognized at the reporting date, with the remaining fees recognized on a straight-line basis over the measurement period. The values of incentive management fees are periodically evaluated by management.

For the three and nine months ended September 30, 2015, the Company recognized incentive fees of $111 and $3,082, respectively. For the three and nine months ended September 30, 2014, the Company recognized incentive fees of $0 and $635, respectively.

Revenue Recognition

Real Estate Investments

Rental revenue from leases on real estate investments is recognized on a straight-line basis over the term of the lease, regardless of when payments are contractually due. The excess of rental revenue recognized over the amounts contractually due according to the underlying leases are included in deferred revenue on the Consolidated Balance Sheets. The Company begins recognition of rental revenue from leases on properties that are under construction at the time of acquisition upon completion of construction of the leased asset and delivery of the leased asset to the tenant.

The Company’s lease agreements with tenants also generally contain provisions that require tenants to reimburse the Company for real estate taxes, insurance costs, common area maintenance costs, and other property-related expenses. Under lease arrangements in which the Company is the primary obligor for these expenses, such amounts are recognized as both revenues and operating expenses for the Company. Under lease arrangements in which the tenant pays these expenses directly, such amounts are not included in revenues or expenses. These reimbursement amounts are recognized in the period in which the related expenses are incurred.

Investment income consists primarily of income accretion on the Company’s Retained CDO Bonds, which are measured at fair value on a quarterly basis using a discounted cash flow model. Other income includes interest income on servicing advances and interest income earned and reimbursed related to deposits the Company makes for real estate acquisitions. Interest income on servicing advances is recognized as it is earned and interest income on deposits made for pending acquisitions is recognized when the transaction closes.

The Company recognizes sales of real estate properties only upon closing. Payments received from purchasers prior to closing are recorded as deposits. Profit on real estate sold is recognized using the full accrual method upon closing when the collectability of the sale price is reasonably assured and the Company is not obligated to perform significant activities after the sale. Profit may be deferred in whole or part until the sale meets the requirements of profit recognition on sale of real estate.

Asset Management Business

The Company’s asset and property management agreements may contain provisions for fees related to dispositions, administration of the assets including fees related to accounting, valuation and legal services, and management of capital improvements or projects on the underlying assets. The Company recognizes revenue for fees pursuant to its management agreements in the period in which they are earned. Management fees received prior to the date earned are included in deferred revenue on the Consolidated Balance Sheets.

Certain of the Company’s asset management contracts include provisions that may allow it to earn additional fees, generally described as incentive fees or profit participation interests, based on the achievement of a targeted valuation of the managed assets or the achievement of a certain internal rate of return on the managed assets. The Company recognizes incentive fees on its asset management contracts based upon the amount that would be due pursuant to the contract, if the contract were terminated at the reporting date. If the contact may be terminated at will, revenue will only be recognized to the amount that would be due pursuant to that termination. If the incentive fee is a fixed amount, only a proportionate share of revenue is recognized at the reporting date, with the remaining fees recognized on a straight-line basis over the measurement period. The values of incentive management fees are periodically evaluated by management.

The Original Management Agreement with KBS Acquisition Sub, LLC, or KBSAS, a wholly-owned subsidiary of KBS Real Estate Investment Trust, Inc., or KBS REIT, was extended through execution of an Amended and Restated Asset Management Services Agreement, or the Management Agreement, effective as of December 1, 2013, and provides for a base management fee of $7,500 per year, payable monthly, plus the reimbursement of certain administrative and property related expenses. The Management Agreement is effective through December 31, 2016 with a one-year extension option through December 31, 2017, exercisable by KBSAS, and also provides incentive fees in the form of profit participation ranging from 10% – 30% of profits earned on sales.

The Original Management Agreement, which was in effect through December 1, 2013, provided a base management fee of $9,000 per year, payable monthly, plus the reimbursement of all property related expenses paid, and an incentive fee, or the Threshold Value Profits Participation, in an amount equal to the greater of: (a) $3,500 or (b) 10% of the amount, if any, by which the portfolio equity value exceeds $375,000. The Threshold Value Profits Participation was capped at a maximum of $12,000.

In the second quarter of 2013, after consideration of the termination provisions of the agreement and the sales of real estate assets made to date, the Company recognized incentive fees of $5,700 related to the Original Management Agreement and, following the signing of the Management Agreement, KBSAS paid $12,000 to the Company in satisfaction of the Company’s profit participation interest under the Original Management Agreement.

In December 2014, the Company assumed a Property and Asset Management Agreement, or the Gramercy Europe Asset Management Agreement, in connection with the acquisition of ThreadGreen Europe Limited, which the Company subsequently renamed Gramercy Europe Asset Management. Pursuant to the Gramercy Europe Management Agreement, Gramercy Europe Asset Management will provide property, asset management and advisory services to a portfolio of single-tenant industrial and office assets located in Germany, Finland, and Switzerland. In connection with the formation of the Gramercy European Property Fund with several investment partners, the Company also established a management company, which has a management contract with Gramercy European Property Fund for the provision of property and asset management services to the Gramercy European Property Fund.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized incentive fees of $1,136,  $10,223 and $1,277, respectively.

Rent Expense

Rent Expense

Rent expense is recognized on a straight-line basis regardless of when payments are due. Accounts payable and accrued expenses in the accompanying Condensed Consolidated Balance Sheets as of September 30, 2015 and December 31, 2014 includes an accrual for rental expense recognized in excess of amounts due at that time. Rent expense related to leasehold interests is included in property operating expenses, and rent expense related to office rentals is included in property management expense or management, general and administrative expense.

Rent Expense

Rent expense is recognized on a straight-line basis regardless of when payments are due. Accounts payable and accrued expenses in the accompanying Consolidated Balance Sheets as of December 31, 2014 and 2013 includes an accrual for rental expense recognized in excess of amounts due at that time. Rent expense related to leasehold interests is included in property operating expenses, and rent expense related to office rentals is included in management, general and administrative expense and property management expense.

Operating and General and Administrative Expenses

Operating and General and Administrative Expenses

Property operating expenses include insurance, property management, repairs and maintenance, security, janitorial, landscaping and other administrative expenses incurred to operate the Company’s properties as well as costs directly related to its asset management business on properties owned by third parties in both the United States and Europe.

General and administrative expenses represent costs unrelated to property operations or acquisition related costs. These expenses primarily include corporate office expenses, employee compensation and benefits as well as costs related to being a listed public company including certain audit fees, director and officer insurance, legal costs and other professional fees.

Stock-Based Compensation Plans

Stock-Based Compensation Plans

The Company has stock-based compensation plans, described more fully in Note 11. The Company accounts for this plan using the fair value recognition provisions. Awards of stock or restricted stock are expensed as compensation over the benefit period and may require inputs that are highly subjective and require significant management judgment and analysis to develop. The Company assumes a forfeiture rate which impacts the amount of aggregate compensation cost recognized. In accordance with the provisions of the Company’s stock-based compensation plans, the Company accepts the return of shares of the Company's common stock, at the current quoted market price to satisfy minimum statutory tax-withholding requirements related to shares that vested during the period. The Company also grants awards pursuant to its stock-based compensation plans in the form of long term investment plan, or LTIP, units, which are a class of limited partnership interests in the Company’s Operating Partnership. As of September 30, 2015 and December 31, 2014, the Company had 197,682 and 175,731 weighted-average unvested restricted shares outstanding.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of a stock option award. This model requires inputs such as expected term, expected volatility, and risk-free interest rate. These inputs are highly subjective and generally require significant analysis and judgment to develop. Compensation cost for stock options, if any, is recognized ratably over the vesting period of the award. The Company’s policy is to grant options with an exercise price equal to the quoted closing market price of its stock on the business day preceding the grant date.

The fair value of each stock option granted is estimated on the date of grant for options issued to employees, and quarterly awards to non-employees, using the Black-Scholes option-pricing model, with the following weighted average assumptions for grants in 2015 and 2014:

	2015	2014
Dividend yield	5.20%	2.50%
Expected life of option	5.0 years	5.0 years
Risk-free interest rate	1.72%	1.81%
Expected stock price volatility	29.00%	41.00%

Stock-Based Compensation Plans

The Company has stock-based compensation plans, described more fully in Note 12.

The Company accounts for stock-based awards using the fair value recognition provisions. Awards of stock or restricted stock are expensed as compensation over the benefit period and may require inputs that are highly subjective and require significant management judgment and analysis to develop. The Company assumes a forfeiture rate which impacts the amount of aggregate compensation cost recognized. In accordance with the provisions of the Company’s stock-based compensation plans, the Company accepts the return of shares of the Company's common stock, at the current quoted market price to satisfy minimum statutory tax-withholding requirements related to shares that vested during the period. The Company also grants awards pursuant to its stock-based compensation plans in the form of LTIP units, which are a class of limited partnership interests in the Company’s Operating Partnership. As of December 31, 2014, 2013, and 2012, the Company had 702,926,  678,784 and 1,383,388 weighted-average unvested restricted shares outstanding, respectively.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of a stock option award. This model requires inputs such as expected term, expected volatility, and risk-free interest rate. These inputs are highly subjective and generally require significant analysis and judgment to develop. Compensation cost for stock options, if any, is recognized ratably over the vesting period of the award. The Company’s policy is to grant options with an exercise price equal to the quoted closing market price of its stock on the business day preceding the grant date.

The fair value of each stock option granted is estimated on the date of grant for options issued to employees, and quarterly awards to non-employees, using the Black-Scholes option pricing model with the following weighted average assumptions for grants in 2014 and 2013.

	2014	2013
Dividend yield	2.50%	5.50%
Expected life of option	5.0 years	5.0 years
Risk-free interest rate	1.81%	0.72%
Expected stock price volatility	41.00%	53.00%

Foreign Currency

Foreign Currency

The Company’s Gramercy Europe Asset Management operates an asset and property management business in the United Kingdom and has commitments to invest in the Gramercy European Property Fund, which invests in assets throughout Europe.

Translation

The Company has interests in the European Union and United Kingdom for which the functional currency is the euro and the British pound sterling, respectively. The Company performs the translation from the euro or the British pound sterling to the U.S. dollar for assets and liabilities using the exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted-average exchange rate during the period. The Company reports the gains and losses resulting from such translation as a component of other comprehensive income (loss). The Company recorded a net translation loss of ($360) and ($309) for the three and nine months ended September 30, 2015, respectively. The Company did not record a net translation gain or loss for the three and nine months ended September 30, 2014. Translation gains and losses are reclassified to earnings when the Company has substantially exited from all investments in the related currency.

During the three and nine months ended September 30, 2015, the Company entered into a net investment hedge in connection with its drawdown of $10,120  (€9,000) on the foreign currency denominated tranche of its Unsecured Credit Facility. The instrument hedges the fluctuations in the euro-U.S. dollar exchange rate for the Company’s equity investment in the Gramercy European Property Fund, which has euros as its functional currency. For the three and nine months ended September 30, 2015, the Company recorded a net gain of $61 in other comprehensive income as the portion of the currency derivative contract used to hedge the currency exposure of the Company’s joint venture investment in the Gramercy European Property Fund which qualifies as a net investment hedge under ASC Topic 815.

Transaction Gains or Losses

A transaction gain or loss realized upon settlement of a foreign currency transaction will be included in earnings for the period in which the transaction is settled. Foreign currency intercompany transactions that are scheduled for settlement are included in the determination of net income.

Intercompany foreign currency transactions of a long term nature that do not have a planned or foreseeable future settlement date, in which the entities to the transactions are consolidated or accounted for by the equity method in the Company’s financial statements, are not included in net income but are reported as a component of other comprehensive income (loss).

Net realized gains or (losses) are recognized on foreign currency transactions in connection with the transfer of cash from or to foreign operations of subsidiaries or equity investments to the parent company. For the three and nine months ended September 30, 2015, the Company recognized net realized foreign currency transaction losses of $15 and $25, respectively. The company did not recognize foreign currency transaction gains or losses during the three and nine months ended September 30, 2014.

Foreign Currency

The Company’s Gramercy Europe Asset Management operates an asset and property management business in the United Kingdom and has commitments to invest in Gramercy European Property Fund, which will invest in assets throughout Europe.

Translation

The Company has interests in the European Union and United Kingdom for which the functional currency is the euro and the British pound sterling, respectively. The Company performs the translation from the euro or the British pound sterling to the U.S. dollar for assets and liabilities using the exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted-average exchange rate during the period. The Company reports the gains and losses resulting from such translation as a component of other comprehensive income (loss). The Company recorded a net translation loss of $48 for the year ended December 31, 2014. These translation gains and losses are reclassified to earnings when the Company has substantially exited from all investments in the related currency.

Transaction Gains or Losses

A transaction gain or loss realized upon settlement of a foreign currency transaction will be included in earnings for the period in which the transaction is settled. Foreign currency intercompany transactions that are scheduled for settlement are included in the determination of net income.

Intercompany foreign currency transactions of a long term nature that do not have a planned or foreseeable future settlement date, in which the entities to the transactions are consolidated or accounted for by the equity method in the Company’s financial statements, are not included in net income but are reported as a component of other comprehensive income (loss).

Net realized gains or (losses) are recognized on foreign currency transactions in connection with the transfer of cash from or to foreign operations of subsidiaries or equity investments to the parent company. For the years ended December 31, 2014, 2013 and 2012, the Company recognized net realized foreign currency transaction losses of ($16),  $0, and $0 on such transactions.

Derivative Instrument

Derivative and Hedging Instruments

In the normal course of business, the Company is exposed to the effect of interest rate and foreign exchange rate changes. The Company limits these risks by following established risk management policies and procedures including the use of derivatives and net investment hedges. The Company uses a variety of derivative instruments to manage, or hedge, interest rate risk and foreign currency exchange rate risk. The Company requires that derivative and hedging instruments be effective in reducing the interest rate risk or foreign currency exchange rate risk exposure that they are designated to hedge. This effectiveness is essential for qualifying for hedge accounting. Instruments that meet these hedging criteria are formally designated as hedges at the inception of the contract. The Company uses a variety of commonly used derivative products that are considered “plain vanilla” derivatives, such as interest rate swaps, caps, collars and floors, as well as net investment hedges. The Company expressly prohibits the use of unconventional derivative and hedging instruments and using derivative instruments for trading or speculative purposes. Further, the Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors.

Derivatives that are not hedges must be adjusted to fair value through income. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged asset, liability or firm commitment through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value will be immediately recognized in earnings. Derivative accounting may increase or decrease reported net income and stockholders’ equity prospectively, depending on future levels of LIBOR, swap spreads and other variables affecting the fair values of derivative instruments and hedged items, but will have no effect on cash flows, provided the contract is carried through to full term.

All hedges held by the Company are deemed effective based upon the hedging objectives established by the Company’s corporate policy governing interest rate risk management. The effect of the Company’s derivative instruments on its financial statements is discussed more fully in Note 10.

Derivative Instruments

In the normal course of business, the Company is exposed to the effect of interest rate changes and limits these risks by following established risk management policies and procedures including the use of derivatives. The Company uses a variety of derivative instruments to manage, or hedge, interest rate risk. The Company requires that hedging derivative instruments be effective in reducing the interest rate risk exposure that they are designated to hedge. This effectiveness is essential for qualifying for hedge accounting. Instruments that meet these hedging criteria are formally designated as hedges at the inception of the derivative contract. The Company uses a variety of commonly used derivative products that are considered “plain vanilla” derivatives. These derivatives typically include interest rate swaps, caps, collars and floors. The Company expressly prohibits the use of unconventional derivative instruments and using derivative instruments for trading or speculative purposes. Further, the Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors.

The Company may from time to time use derivative instruments in connection with the private placement of equity. In October 2013, the Company entered into contingent value rights agreements, or CVR Agreements, with the share purchasers. Pursuant to each CVR Agreement, the Company issued to each purchaser the number of contingent value rights, or CVRs, equal to the number of common stock purchased. The CVRs were not designated as hedge instruments. The CVRs did not qualify, nor did the Company intend for these instruments to qualify, as hedging instruments. On March 25, 2014, the CVR Agreements expired with no value.

In March 2014, the Company issued 3.75% unsecured exchangeable senior notes, or the Exchangeable Senior Notes, which are exchangeable, under certain circumstances, for cash, for shares of the Company’s common stock or for a combination of cash and shares of the Company’s common stock, in accordance with the terms of the Exchangeable Senior Notes, as described in Note 6. The embedded exchange option value of the Exchangeable Senior Notes was originally recorded as a derivative at March 31, 2014, however, pursuant to NYSE share-settlement limitations, the exchange option was revalued as of June 26, 2014, when the appropriate shareholder approvals were obtained for share-settlement, and the exchange option value was recorded as additional paid-in-capital. The exchange option does not qualify, nor did the Company intend for it to qualify, as a hedging instrument.

The Company recognizes all derivatives on the Consolidated Balance Sheets at fair value. To determine the fair value of derivative instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments including most derivatives, long-term investments and long-term debt, standard market conventions and techniques such as discounted cash flow analysis, option-pricing models, replacement cost and termination cost are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives that are not hedges must be adjusted to fair value through income. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged asset, liability or firm commitment through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value will be immediately recognized in earnings. Derivative accounting may increase or decrease reported net income and stockholders’ equity prospectively, depending on future levels of the London Interbank Offered Rate, or LIBOR, swap spreads and other variables affecting the fair values of derivative instruments and hedged items, but will have no effect on cash flows, provided the contract is carried through to full term.

All hedges held by the Company as of December 31, 2014 are deemed effective based upon the hedging objectives established by the Company’s corporate policy governing interest rate risk management. The effect of the Company’s derivative instruments on its financial statements is discussed more fully in Note 11.

Income Taxes

Income Taxes

The Company elected to be taxed as a REIT, under Sections 856 through 860 of the Internal Revenue Code, beginning with its taxable year ended December 31, 2004. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its ordinary taxable income, to stockholders. As a REIT, the Company generally will not be subject to U.S. federal income tax on taxable income that the Company distributes to its stockholders. If the Company fails to qualify as a REIT in any taxable year, it will then be subject to U.S. federal income taxes on taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for U.S. federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants the Company relief under certain statutory provisions. Such an event could materially adversely affect the Company’s net income and net cash available for distributions to stockholders. However, the Company believes that it will be organized and operate in such a manner as to qualify for treatment as a REIT and the Company intends to operate in the foreseeable future in such a manner so that it will qualify as a REIT for U.S. federal income tax purposes. The Company is subject to certain state and local taxes. The Company’s TRSs are subject to federal, state, and local taxes.

For the three and nine months ended September 30, 2015, the Company recorded $985 and $2,116 of income tax expense, respectively. For the three and nine months ended September 30, 2014, the Company recorded $165 and $971 of income tax expense, respectively. Tax expense for each year is comprised of federal, state, local, and foreign taxes. Income taxes, primarily related to the Company’s TRSs, are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided if the Company believes it is more likely than not that all or a portion of a deferred tax asset will not be realized. Any increase or decrease in a valuation allowance is included in the tax provision when such a change occurs.

The Company’s policy for interest and penalties, if any, on material uncertain tax positions recognized in the financial statements is to classify these as interest expense and operating expense, respectively. As of September 30, 2015 and December 31, 2014, the Company did not incur any material interest or penalties.

Income Taxes

The Company elected to be taxed as a REIT, under Sections 856 through 860 of the Internal Revenue Code, beginning with its taxable year ended December 31, 2004. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its ordinary taxable income, to stockholders. As a REIT, the Company generally will not be subject to U.S. federal income tax on taxable income that the Company distributes to its stockholders. If the Company fails to qualify as a REIT in any taxable year, it will then be subject to U.S. federal income taxes on taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for U.S. federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants the Company relief under certain statutory provisions. Such an event could materially adversely affect the Company’s net income and net cash available for distributions to stockholders. However, the Company believes that it will be organized and will operate in such a manner as to qualify for treatment as a REIT and the Company intends to operate in the foreseeable future in such a manner so that it will qualify as a REIT for U.S. federal income tax purposes. The Company is subject to certain state and local taxes. The Company’s TRSs are subject to federal, state and local taxes.

For the years ended December 31, 2014, 2013 and 2012, the Company recorded $809,  $8,908, and $3,330 of income tax expense, including $0,  $2,515, and $0 within discontinued operations, respectively. Tax expense for each year is comprised of federal, state and local taxes. Income taxes, primarily related to the Company’s TRSs, are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided if the Company believes it is more likely than not that all or a portion of a deferred tax asset will not be realized. Any increase or decrease in a valuation allowance is included in the tax provision when such a change occurs.

The Company’s policy for interest and penalties, if any, on material uncertain tax positions recognized in the financial statements is to classify these as interest expense and operating expense, respectively. As of December 31, 2014, 2013 and 2012, the Company did not incur any material interest or penalties.

Earnings Per Share

Earnings Per Share

The Company presents both basic and diluted earnings per share, or EPS. Basic EPS excludes dilution and is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period. The Company has adopted the two-class computation method, and thus includes all participating securities in the computation of basic shares for the periods in which the Company has net income available to stockholders. A participating security is defined as an unvested share-based payment award containing non-forfeitable rights to dividends regardless of whether or not the awards ultimately vest or expire. As the Company has the intent and ability to settle the debt component of the Exchangeable Senior Notes in cash and the excess conversion premium in shares, the Company only includes the effect of the excess conversion premium in the calculation of the diluted shares. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, as long as their inclusion would not be anti-dilutive.

Earnings Per Share

The Company presents both basic and diluted earnings per share, or EPS. Basic EPS excludes dilution and is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period. The Company has adopted the two-class computation method, and thus includes all participating securities in the computation of basic shares for the periods in which the Company has net income available to common shareholders. A participating security is defined as an unvested share-based payment award containing non-forfeitable rights to dividends regardless of whether or not the awards ultimately vest or expire. As the Company has the intent and ability to settle the debt component of the Exchangeable Senior Notes in cash and the excess conversion premium in shares, the Company only includes the effect of the excess conversion premium in the calculation of diluted shares. Net losses are not allocated to participating securities unless the holder has a contractual obligation to share in the losses. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, as long as their inclusion would not be anti-dilutive.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash investments, debt investments and accounts receivable. The Company places its cash investments in excess of insured amounts with high quality financial institutions.

Concentrations of credit risk also arise when a number of the Company’s tenants or asset management clients are engaged in similar business activities or are subject to similar economic risks or conditions that cause their inability to meet contractual obligations to the Company. The Company regularly monitors its portfolio to assess potential concentrations of credit risk. Management believes the current credit risk portfolio is reasonably well diversified. Asset management clients KBS Real Estate Investment Trust, Inc., or KBS, and Gramercy Europe Asset Management accounted for 81% and 10% of the Company’s management fee income for the three months ended September 30, 2015, respectively, and one asset management client, KBS, accounted for 84% of the Company’s management fee income for the nine months ended September 30, 2015. One asset management client, KBS, accounted for 93% and 74% of the Company’s management fee income for the three and nine months ended September 30, 2014, respectively. Tenants Bank of America, N.A. and Healthy Way of Life II, LLC (d.b.a Life Time Fitness) accounted for 21% and 12% of the Company’s rental revenue for the three months ended September 30, 2015, respectively, and one tenant, Bank of America, N.A., accounted for 26% of the Company’s rental revenue for the nine months ended September 30, 2015. One tenant, Bank of America, N.A, accounted for 40% and 26% of the Company’s rental revenue for the three and nine months ended September 30, 2014, respectively.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash investments, debt investments and accounts receivable. The Company places its cash investments in excess of insured amounts with high quality financial institutions. Prior to the disposal of Gramercy Finance in March 2013, the Company had also performed ongoing analysis of credit risk concentrations in its loan and other lending investment portfolio by evaluating exposure to various markets, underlying property types, investment structure, term, sponsors, tenants and other credit metrics.

Concentrations of credit risk also arise when a number of the Company’s tenants or asset management clients are engaged in similar business activities or are subject to similar economic risks or conditions that could cause their inability to meet contractual obligations to the Company. The Company regularly monitors its portfolio to assess potential concentrations of credit risk. Management believes the current credit risk portfolio is reasonably well diversified. One asset management client, KBS, accounted for 78%,  73% and 100% of the Company’s management fee income for the years ended December 31, 2014, 2013 and 2012, respectively. One tenant accounted for 29%,  24% and 45% of the Company’s rental revenue for the years ended December 31, 2014, 2013, and 2012 respectively. Additionally, for the year ended December 31, 2014, there were two states, Florida and Texas, that each accounted for 10% or more of the Company’s rental revenue.

Servicing Advances Receivable

Servicing Advances Receivable

Servicing advances receivable is comprised of the accrual for the reimbursement of servicing advances recognized as part of the disposal of Gramercy Finance in March 2013. The accrual for reimbursement of servicing advances includes expenses such as legal fees incurred to negotiate modifications and foreclosures on loan investments, professional fees incurred on certain loans, or fees for services such as appraisals obtained on real estate properties that served as collateral for loan investments, incurred while the Company was the collateral manager of the CDOs. These reimbursement proceeds will be realized when the related assets within the CDOs are liquidated in accordance with the terms of the collateral management and sub-special servicing agreements, which were sold in connection with the disposal of Gramercy Finance. The Company has no control over the timing of the resolution of the related assets, however, the Company earns accrued interest at the prime rate for the time that these reimbursements are outstanding. For the three and nine months ended September 30, 2015, the Company did not receive any reimbursements. For the three and nine months ended September 30, 2014, the Company received $7,418 and $7,428 of reimbursements, respectively. As of September 30, 2015 and December 31, 2014, the servicing advances receivable is $1,515 and $1,485, respectively.

The Company reviews the servicing advances receivable on a quarterly basis and determines collectability by reviewing the expected resolution and timing of the underlying assets of the CDOs. As of September 30, 2015, the Company has reviewed the outstanding servicing advances and has determined that all amounts are collectible.

Retained CDO Bonds

Retained CDO Bonds

The Retained CDO Bonds are non-investment grade subordinate bonds, preferred shares and ordinary shares of three CDOs, which the Company retained subsequent to the disposal of Gramercy Finance. The Company considers these investments to be not of high credit quality and does not expect a full recovery of interest and principal. Therefore, the Company has suspended interest income accruals on these investments. On a quarterly basis, the Company evaluates the Retained CDO Bonds to determine whether significant changes in estimated cash flows or unrealized losses on these investments, if any, reflect a decline in value which is other-than-temporary. If there is a decrease in estimated cash flows and the investment is in an unrealized loss position, the Company will record an other-than-temporary impairment, or OTTI, in the Condensed Consolidated Statements of Operations. To determine the component of the OTTI related to expected credit losses, the Company compares the amortized cost basis of the Retained CDO Bonds to the present value of the revised expected cash flows, discounted using the pre-impairment yield. Conversely, if the security is in an unrealized gain position and there is a decrease or significant increase in expected cash flows, the Company will prospectively adjust the yield using the effective yield method.

For the three and nine months ended September 30, 2015, the Company did not recognize any OTTI on its Retained CDO Bonds on the Condensed Consolidated Statements of Operations. For the three and nine months ended September 30, 2014, the Company recognized an OTTI of $743 on its Retained CDO Bonds on the Condensed Consolidated Statements of Operations. A summary of the Company’s Retained CDO Bonds as of September 30, 2015 is as follows:

Description	Number of Securities	Face Value	Amortized Cost	Gross Unrealized Gain	Other-than-temporary impairment	Fair Value	Weighted Average Expected Life
Available for Sale, Non-investment Grade:
Retained CDO Bonds	9	$372,222	$5,905	$5,663	$-	$11,568	2.9
Total	9	$372,222	$5,905	$5,663	$-	$11,568	2.9

The following table summarizes the activity related to credit losses on the Retained CDO Bonds for the nine months ended September 30, 2014:

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with Generally Accepted Accounting Principles, or GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which revises the definition of discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have, or will have, a major effect on an entity's operations and financial results, removing the lack of continuing involvement criteria and requiring discontinued operations reporting for the disposal of an equity method investment that meets the definition of discontinued operations. This guidance also requires expanded disclosures for discontinued operations, including disclosure of pretax profit or loss of an individually significant component of an entity that does not qualify for discontinued operations reporting. The update is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2014 with early adoption permitted in select instances. The Company elected to early adopt this standard effective with the interim period beginning January 1, 2015. Adoption did not have a material effect on the Company’s Condensed Consolidated Financial Statements.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which serves to simplify the presentation of debt issuance costs in a company’s financial statements. The amendments in the update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that liability, which is consistent with the current presentation of debt discounts. The ASU only affects presentation and does not impact the recognition or measurement of debt issuance costs. The update is effective for annual and interim periods beginning after December 15, 2015, with early adoption permitted. In August 2015, the FASB issued ASU 2015-15, Interest – Imputation of Interest, which provides additional authoritative guidance for debt issuance costs related to line-of-credit arrangements. The update allows an entity to defer debt issuance costs from a line-of-credit arrangement, present the costs as an asset, and subsequently amortize them ratably over the term of the arrangement. The Company has not elected early adoption of the amendments in the updates and is currently evaluating the new guidance to determine the impact it may have on its Condensed Consolidated Financial Statements.

In April 2015, the FASB issued ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software: Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. The amendments in the update provide guidance as to whether a company’s cloud computing arrangement includes a software license. If the arrangement includes a software license, the company should account for the software license element of the arrangement consistent with the acquisition of other software licenses and other licenses of intangible assets. The guidance does not change the accounting for service contracts. The update is effective for annual and interim periods beginning after December 15, 2015, with early adoption permitted. The Company has not elected early adoption and is currently evaluating the new guidance to determine the impact it may have on its Condensed Consolidated Financial Statements.

In September 2015, the FASB issued ASU 2015-16, Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments. The amendments in the update require an acquirer in a business combination to recognize adjustments to estimated amounts identified during the measurement period in the reporting period in which the adjustment amounts are determined. The acquirer must record the effect of the adjustments on earnings as if the accounting had been completed at the acquisition date and the acquirer must disclose in its financial statements the portion of the amounts recorded in each line item of current-period earnings that would have been recorded in previous periods if the adjustments to estimated amounts had been recognized as of the acquisition date. The update is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years, with early adoption permitted for financial statements that have not been issued. The Company elected to early adopt the guidance in the third quarter of 2015. Adoption did not have a material effect on the Company’s Condensed Consolidated Financial Statements.

Recently Issued Accounting Pronouncements

In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which revises the definition of discontinued operations by limiting discontinued operations reporting to disposals of components of an entity that represent strategic shifts that have, or will have, a major effect on an entity's operations and financial results, removing the lack of continuing involvement criteria and requiring discontinued operations reporting for the disposal of an equity method investment that meets the definition of discontinued operations. This guidance also requires expanded disclosures for discontinued operations, including disclosure of pretax profit or loss of an individually significant component of an entity that does not qualify for discontinued operations reporting. The update is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2014 with early adoption permitted in certain circumstances. The Company has elected early adoption, and its adoption is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which creates a new Topic ASC 606, Revenue from Contracts with Customers. The core principle of the new guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additionally, the guidance requires improved disclosures to help users of financial statements better understand the nature, amount, timing and uncertainty of revenue that is recognized. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Early adoption is not permitted, thus the Company will appropriately adopt and apply the guidance retrospectively for its fiscal year ended December 31, 2017 and the interim periods within that year.

In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. It applies to entities that grant employees share-based payments in which the terms of the award provide that a performance target affecting vesting could be achieved after the requisite service period, which is the case when employees may retire or otherwise terminate employment prior to the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. Pursuant to the guidance, entities should apply existing guidance in ASC 718, Compensation – Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. This update is effective for annual and interim periods beginning after December 15, 2015 with early adoption permitted. The Company has not elected early adoption, and this adoption is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The ASU is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures as needed based on the evaluation. It provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures provided by organizations in the financial statement footnotes. The update applies to all companies and not-for-profit organizations and becomes effective in the annual period ending after December 15, 2016, with early application permitted. The Company has elected early adoption for the annual period ended December 31, 2015, and this adoption is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In November 2014, the FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. The ASU clarifies how to interpret current U.S. GAAP in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. The update applies to all companies and becomes effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, with early application permitted. The Company has not elected early adoption, and its adoption is not expected to have a material effect on the Company’s Consolidated Financial Statements.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis, which amends the current consolidation guidance, including introducing a separate consolidation analysis specific to limited partnerships and other similar entities. Under this analysis, limited partnerships and other similar entities will be considered a VIE unless the limited partners hold substantive kick-out rights or participating rights. The guidance is effective for annual and interim periods beginning after December 15, 2015, with early adoption permitted. The Company has not elected early adoption and is currently evaluating the new guidance to determine the impact it may have on its Consolidated Financial Statements.